Securities - Summary of Allowance for Losses measured at FVOCI (Parenthetical) (Detail) $ in Millions	Oct. 31, 2018 CAD ($)
Disclosure of financial assets [line items]
Expected credit losses	$ 1,639
IFRS9 [member]
Disclosure of financial assets [line items]
Expected credit losses	1,741
Derecognised debt securities measured at FVOCI [member] | BARBADOS
Disclosure of financial assets [line items]
Expected credit losses	99
Derecognised debt securities measured at FVOCI [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | IFRS9 [member] | BARBADOS
Disclosure of financial assets [line items]
Expected credit losses	$ 99